Income Taxes - Reconciliation of the Expected Statutory Federal Tax and the Total Income Tax Expense (Benefit) (Parenthetical) (Details)		12 Months Ended
	Dec. 31, 2021	Dec. 22, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal statutory rate percentage	21.00%	21.00%	21.00%